Stock-Based Compensation Expense (Details) - Schedule of Fair Value of Options Granted Estimated on the Date of Grant using the Black-Scholes-Merton Option-Pricing Model - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Schedule of Fair Value of Options Granted Estimated on the Date of Grant using the Black-Scholes-Merton Option-Pricing Model [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	60.00%	60.00%
Exercise price (in Dollars per share)	$ 2.2	$ 2.2
Attrition rate		30.00%
Minimum [Member]
Schedule of Fair Value of Options Granted Estimated on the Date of Grant using the Black-Scholes-Merton Option-Pricing Model [Line Items]
Risk-free interest rate		2.39%
Expected life (in years)	5 years 6 months	5 years 6 months
Attrition rate	2.39%
Maximum [Member]
Schedule of Fair Value of Options Granted Estimated on the Date of Grant using the Black-Scholes-Merton Option-Pricing Model [Line Items]
Risk-free interest rate		2.81%
Expected life (in years)	7 years	7 years
Attrition rate	2.81%